Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Significant Accounting Policies [Line Items]
Depreciation of assets	$ 46,000	$ 59,000	$ 97,000
Amounts receivable from credit card issuers	$ 2,300,000	2,400,000
Accounts receivable periods	30 days
Amortization method of intangible assets	Trademarks and tradenames are amortized using the straight-line method over a period of 15 to 20 years.
Intangible assets	$ 1,800,000	1,800,000
Accumulated amortization of intangible assets	$ 1,000,000	900,000
Period of warranties	3 years
Asset impairment charges	$ 0	200,000	0
Reimbursement of advertising cost	2,700,000	2,900,000	2,600,000
Advertising and marketing expense	9,000,000	$ 9,500,000	$ 11,000,000
Reclassifying deferred financing costs	$ 1,700,000
Stock Options [Member]
Significant Accounting Policies [Line Items]
Outstanding	666,789	442,088	668,421
Warrants [Member]
Significant Accounting Policies [Line Items]
Outstanding	382,693	382,693	382,693
Stock Appreciation Rights [Member]
Significant Accounting Policies [Line Items]
Outstanding			4,347
Cost of Goods Sold [Member]
Significant Accounting Policies [Line Items]
Foreign exchange losses	$ (300,000)	$ (400,000)	$ (200,000)
Interest and Other Financial Costs [Member]
Significant Accounting Policies [Line Items]
Foreign exchange losses	$ (200,000)	$ (500,000)	$ (300,000)
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	90 days
Consumer credit receivable charges	9.90%
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	10 days
Consumer credit receivable charges	0.00%